Property, plant and equipment, net (Tables)	9 Months Ended
Sep. 30, 2025
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment for the nine-month periods ended September 30, 2025 and 2024 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and Fittings	Bearer plants	Others	Work in progress	Total
Nine-month period ended September 30 2024
Opening net book amount.	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
Exchange differences	403,590	4,612	66,987	8,010	(42,780)	5,024	2,766	448,209
Additions	—	—	10,510	46,525	108,930	5,200	24,281	195,446
Revaluation surplus	(407,056)	—	—	—	—	—	—	(407,056)
Transfers	—	—	7,591	5,966	—	86	(13,643)	—
Disposals	(13,732)	(8)	(3,039)	(2,539)	—	(59)	—	(19,377)
Reclassification to non-income tax credits (*)	—	—	—	(224)	—	—	—	(224)
Depreciation	—	(2,905)	(24,829)	(60,022)	(79,236)	(1,853)	—	(168,845)
Closing net book amount	677,004	13,344	298,376	194,711	362,756	17,312	34,215	1,597,718
At September 30, 2024 (unaudited)
Cost	677,004	48,030	610,026	1,138,156	1,032,317	43,882	34,215	3,583,630
Accumulated depreciation	—	(34,686)	(311,650)	(943,445)	(669,561)	(26,570)	—	(1,985,912)
Net book amount	677,004	13,344	298,376	194,711	362,756	17,312	34,215	1,597,718
Nine-month period ended September 30 2025
Opening net book amount	683,133	9,020	303,755	181,115	327,570	17,068	26,928	1,548,589
Exchange differences	(40,300)	(824)	(9,292)	20,869	56,054	(1,052)	941	26,396
Additions	—	—	5,356	28,585	102,887	2,511	40,811	180,150
Revaluation surplus	74,572	—	—	—	—	—	—	74,572
Transfers	(2,345)	—	16,861	4,019	—	(229)	(18,306)	—
Disposals	—	—	(921)	(2,664)	—	(24)	—	(3,609)
Reclassification to non-income tax credits (*)	—	—	—	(265)	—	—	—	(265)
Depreciation	—	(2,688)	(19,944)	(44,962)	(74,834)	(1,804)	—	(144,232)
Closing net book amount	715,060	5,508	295,815	186,697	411,677	16,470	50,374	1,681,601
At September 30, 2025 (unaudited)
Cost	715,060	43,914	634,912	1,195,983	1,180,807	45,688	50,374	3,866,738
Accumulated depreciation	—	(38,406)	(339,097)	(1,009,286)	(769,130)	(29,218)	—	(2,185,137)
Net book amount	715,060	5,508	295,815	186,697	411,677	16,470	50,374	1,681,601
(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of September 30, 2025, ICMS tax credits were reclassified to trade and other receivables.